The Simms Funds
                                U.S. Equity Fund
                            International Equity Fund

    Supplement dated June 28, 2002 to the prospectus dated October 26, 2001.

      This supplement contains important information and should be read in conjunction with the prospectus of The Simms Funds. Effective July 1, 2002, the annual Rule 12b-1 distribution fee imposed on Class A Shares of the Funds will be reduced from 0.50% to 0.25%.

1. The following modifies the prospectus sections entitled "Risk/Return Summary -- Fees and Expenses of the Funds" and "Risk/Return Summary -- Example," beginning at page 5 of the prospectus.

Fees and Expenses of the Funds

    This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

                                                     U.S.         International
                                                Equity Fund       Equity Fund
                                             -----------------  ----------------
                                             Class A   Class Y  Class A Class Y
                                             -------   -------  ------- --------
  Shareholder Fees
  (fees paid directly from your investment)
     Maximum sales charge (load) imposed on
       purchases (as a percentage of
       offering price)(1)........................4.00%     None    4.00%    None
     Maximum deferred sales charge (load)........None      None    None     None
     Maximum sales charge (load) imposed on
       reinvested dividends......................None      None    None     None
     Redemption fee(2)...........................None      None    None     None
  Annual Fund Operating Expenses
  (expenses that are deducted from the
    Fund's assets,
    as a percentage of net assets)
     Management fees............................0.75%    0.75%     1.00%   1.00%
     Rule 12b-1 distribution fees(3)............0.25%      None    0.25%    None
     Other fees.................................2.14%    2.14%     1.28%   1.28%
                                                ----     -----     ----    -----
  Total annual Fund operating expenses..........3.14%    2.89%     2.53%   2.28%
     Expenses reimbursed by the Funds'
       Adviser.................................-1.94%   -1.94%    -1.13%  -1.13%
                                                ----     -----     ----    -----
  Net operating expenses(4).....................1.20%    0.95%     1.40%   1.15%
______________
Notes:

1. The initial sales charge imposed on Class A Shares declines for purchases over $100,000 and the charge is eliminated entirely for purchases of at least $1 million and for certain categories of investors. See "Investing With Simms."

2. You may pay fees in connection with certain redemption services, such as a $15 wire transfer fee.

3. Class A Shares of each Fund pay distribution fees on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. T.O. Richardson Securities, Inc., the Funds' Distributor, will waive its distribution fees to the extent that a Fund would exceed the regulatory limitations on asset-based sales charges.

4. Simms Capital Management, Inc. (Simms) has agreed to waive its investment advisory fee and reimburse certain expenses through June 30, 2002 so that the net annual Fund operating expenses for Class A Shares of the U.S. Equity and International Equity Funds do not exceed 1.45% and 1.65%, respectively, and the net annual Fund operating expenses for Class Y Shares of the U.S. Equity and International Equity Funds do not exceed

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    the amounts shown in the table. Effective July 1, 2002, Simms has agreed, consistent with reduced Rule 12b-1 distribution fees, to lower the expense limitations for Class A Shares of the U.S. Equity and International Equity Funds to the amounts shown in the table. Simms has agreed to continue to limit each Fund's net annual operating expenses as shown in the table until at least October 31, 2003.

    To the extent that Simms reimburses fees and expenses, it may seek payment of such amounts for two years after the year in which expenses were reimbursed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time these payments or reimbursements are proposed. For the fiscal year ended June 30, 2001, Simms reimbursed expenses of $162,721 and $197,982 for the U.S. Equity and International Equity Funds, respectively. Reimbursed expenses subject to potential recovery by year of expiration are as follows:

             Year of Expiration     U.S. Equity Fund    International Equity
                                                                 Fund
             ------------------     ----------------    ---------------------
                  6/30/2002             $148,181                 $145,224
                  6/30/2003             $162,721                 $197,982


Example

      This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The figures shown below would be the same whether or not you sold your shares at the end of a period.

      This example assumes that:

      o     you invest $10,000 in the Fund for the time periods indicated

      o     your investment returns 5% each year

      o     the Fund's operating expenses remain the same

      Although your actual costs may be higher or lower, under these assumptions your costs would be: *

                                                  U.S.           International
                                              Equity Fund         Equity Fund
                                           -----------------   -----------------
                                           Class A   Class Y   Class A   Class Y
                                           -------   -------   -------   -------

   One Year............................     $ 517      $ 97     $ 537     $ 117
   Three Years.........................    $1,153     $ 711    $1,051     $ 604
   Five Years..........................    $1,813    $1,351    $1,591    $1,117
   Ten Years...........................    $3,573    $3,074    $3,063    $2,528

* This example assumes that net operating expenses for each Fund will be limited as described under "Fees and Expenses of the Funds" until October 31, 2003 and that no such limits will apply thereafter.

2. The following modifies the prospectus section entitled "Investing with Simms -- Distribution Fees" at page 13 of the prospectus.

Each Fund, on behalf of its Class A Shares, has adopted a distribution plan according to Rule 12b-1 under the Investment Company Act of 1940. Under the distribution plan, each Fund's Class A Shares pays the Distributor a fee of up to 0.25% of its average daily net assets to reimburse expenses it may incur in distributing shares.

                                      * * *

      Please insert this supplement in the front of your prospectus. For more information, please call The Simms Funds toll-free at 1-877-438-7467.

                                       2
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                                 The Simms Funds
                                U.S. Equity Fund
                            International Equity Fund

                      Supplement dated June 28, 2002 to the
     statement of additional information dated October 26, 2001 (the "SAI").

      This supplement contains important information and should be read in conjunction with the SAI of The Simms Funds (the "Trust").

      The following information modifies the section entitled "Code of Ethics" at page 30 of the SAI.

      The Code of Ethics Simms Capital Management, Inc., the Trust's investment adviser (the "Adviser"), permits personnel subject to the Code ("Access Persons") to invest, under certain circumstances, in securities, including securities that the Trust's series (each a "Fund") may purchase or hold. The Adviser's Code (1) imposes a 15-day blackout period for securities that a Fund is purchasing or selling or considering for purchase or sale (except where the Fund's transaction constitutes less than 5% of the security's average daily trading volume over the period); and (2) prohibits investing in securities in an initial public offering. The Adviser's Code requires an Access Person to obtain the prior approval of the Adviser's Chief Compliance Officer ("pre-clearance") of the purchase or sale of any security for the Access Person's account (except where the proposed transaction constitutes less than 1% of the security's average daily trading volume for the previous 30 days). Nevertheless, the Access Person must report all such transactions to the Compliance Officer within 24 hours of execution. The Access Person must disgorge any profits if the Compliance Officer determines that such trading constitutes "front running," that is, trading to capitalize on advance knowledge of the Fund's investment plans. In addition, the Adviser's Code requires an Access Person to obtain pre-clearance in order to: (1) invest in an offering that is exempt from registration under certain provisions of the Securities Act of 1933, as amended; or (2) profit from purchases and sales of a security within 60 days except where the offsetting transactions constitute less than 1% of the security's average daily trading volume during the period.

      The following information modifies the SAI section entitled "Advisory and Other Contracts -- Disribution Plan" at page 33.

      At a meeting on June 4, 2002, the Trust's Board unanimously voted to reduce the annual Rule 12b-1 distribution fee imposed on Class A Shares of the Funds from 0.50% to 0.25%, effective July 1, 2002.